Business Combinations - Purchase Price Allocation (Details) € in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 EUR (€)	Jun. 30, 2018 CAD ($)	Jan. 01, 2018 CAD ($)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)	Sep. 30, 2017 CAD ($)
Barcelona Cartonboard [Member]
Disclosure of detailed information about business combination
Liabilities incurred			$ 14,000,000	€ 10
Unallocated goodwill			1,000,000
Fair value of acquired receivables			37,000,000
Fair values of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$ 2,000,000	$ 2,000,000
Accounts receivable	25,000,000	25,000,000
Inventories	21,000,000	21,000,000
Property, plant and equipment	72,000,000	72,000,000
Intangible assets with finite useful life (client list)	2,000,000	2,000,000
Other assets	1,000,000	1,000,000
Goodwill	1,000,000	1,000,000
Total assets	124,000,000	124,000,000
Trade and other payables	(50,000,000)	(50,000,000)
Current portion of long-term debt	4,000,000	4,000,000
Long-term debt	(12,000,000)	(12,000,000)
Provision for contingencies and charges	(1,000,000)	(1,000,000)
Employee future benefits	0	0
Deferred income tax liabilities	(3,000,000)	(3,000,000)
Net assets acquired	54,000,000	54,000,000
Total non-cash consideration
Cash paid in 2018	54,000,000	54,000,000	$ 54,000,000	€ 36
Cash paid in 2017 (included in other assets as at December 31, 2017)	0	0
Previously held interest	0	0
Revaluation gain on previously held interest on April 4, 2017	0	0
Total non-cash consideration	54,000,000	54,000,000
Revenue of acquiree on a consolidated basis	33,000,000
Revenue of acquiree as if combination occurred at beginning of period		4,816,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period		60,000,000
PAC Service S.p.A
Fair values of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents					$ 4,000,000
Accounts receivable					12,000,000
Inventories					7,000,000
Property, plant and equipment					9,000,000
Intangible assets with finite useful life (client list)					0
Other assets					0
Goodwill					7,000,000
Total assets					39,000,000
Trade and other payables					(9,000,000)
Current portion of long-term debt					3,000,000
Long-term debt					(2,000,000)
Provision for contingencies and charges					0
Employee future benefits					(1,000,000)
Deferred income tax liabilities					(1,000,000)
Net assets acquired					$ 23,000,000
Total non-cash consideration
Cash paid in 2018	0	0				$ 15,000,000	€ 10	$ 15,000,000	€ 10
Cash paid in 2017 (included in other assets as at December 31, 2017)	15,000,000	15,000,000
Previously held interest	3,000,000	3,000,000
Revaluation gain on previously held interest on April 4, 2017	5,000,000	5,000,000
Total non-cash consideration	23,000,000	23,000,000
Revenue of acquiree since acquisition date		33,000,000
Revenue of acquiree on a consolidated basis		23,000,000
Profit (loss) of acquiree since acquisition date		1,000,000
BOXBOARD EUROPE
Fair values of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	6,000,000	6,000,000
Accounts receivable	37,000,000	37,000,000
Inventories	28,000,000	28,000,000
Property, plant and equipment	81,000,000	81,000,000
Intangible assets with finite useful life (client list)	2,000,000	2,000,000
Other assets	1,000,000	1,000,000
Goodwill	8,000,000	8,000,000
Total assets	163,000,000	163,000,000
Trade and other payables	(59,000,000)	(59,000,000)
Current portion of long-term debt	7,000,000	7,000,000
Long-term debt	(14,000,000)	(14,000,000)
Provision for contingencies and charges										$ (1,000,000)
Employee future benefits	(1,000,000)	(1,000,000)
Deferred income tax liabilities	(4,000,000)	(4,000,000)
Net assets acquired	77,000,000	77,000,000
Total non-cash consideration
Cash paid in 2018	54,000,000	54,000,000
Cash paid in 2017 (included in other assets as at December 31, 2017)	15,000,000	15,000,000
Previously held interest	3,000,000	3,000,000
Revaluation gain on previously held interest on April 4, 2017	5,000,000	5,000,000
Total non-cash consideration	$ 77,000,000	$ 77,000,000